OPERATING SEGMENTS - Schedule of Segment Reporting Information by Segment (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 28, 2018 USD ($)	Jul. 29, 2018 USD ($)	Apr. 29, 2018 USD ($)	Jan. 28, 2018 USD ($)	Oct. 29, 2017 USD ($)	Jul. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Jan. 29, 2017 USD ($)	Oct. 28, 2018 USD ($) operating_segment	Oct. 29, 2017 USD ($)	Oct. 30, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | operating_segment									3
Total net sales	$ 573,634	$ 548,525	$ 457,069	$ 421,349	$ 488,726	$ 469,385	$ 420,464	$ 391,703	$ 2,000,577	$ 1,770,278	$ 1,684,928
Income from operations									125,920	109,780	108,779
Unallocated other expense									(42,825)	(26,642)	(29,815)
Income before income taxes									83,095	83,138	78,964
Depreciation and amortization									42,325	41,318	41,924
Capital expenditures									47,827	22,074	21,024
Property, plant and equipment, net	236,240				226,995				236,240	226,995	242,212
Total assets	1,110,375				1,031,112				1,110,375	1,031,112	1,025,396
Operating Segments | Commercial
Segment Reporting Information [Line Items]
Income from operations									230,365	189,547	189,830
Depreciation and amortization									40,536	40,488	40,857
Capital expenditures									36,943	20,348	18,509
Property, plant and equipment, net	217,260				217,344				217,260	217,344	231,822
Total assets	1,024,433				937,149				1,024,433	937,149	935,918
Corporate
Segment Reporting Information [Line Items]
Income from operations									(104,445)	(79,767)	(81,051)
Depreciation and amortization									1,789	830	1,067
Capital expenditures									10,884	1,726	2,515
Property, plant and equipment, net	18,980				9,651				18,980	9,651	10,390
Total assets	$ 85,942				$ 93,963				$ 85,942	$ 93,963	$ 89,478